Cover Page	Oct. 20, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2022
Entity Registrant Name	CHAMPIONS ONCOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11504
Entity Tax Identification Number	52-1401755
Entity Address, Address Line One	1 University Plaza, Suite 307
Entity Address, City or Town	Hackensack
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07601
City Area Code	201
Local Phone Number	808-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CSBR
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, par value $0.001 per share
Entity Emerging Growth Company	false
Entity Central Index Key	0000771856
Amendment Flag	false